KRANE SHARES TRUST

KFA Large Cap Quality Dividend Index ETF

KFA Small Cap Quality Dividend Index ETF

(collectively, the “Funds”)

Supplement dated January 14, 2020 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

1.	The following changes to the Prospectuses and Statement of Additional Information apply:

Except as noted below, all references to Mr. Schlarbaum are deleted and replaced with Mr. Maund.

2.	The following changes to the Prospectuses and Statement of Additional Information apply:

All references to 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 are replaced with 280 Park Ave, 32nd Floor, New York, New York 10017.

3.	In each of the Fund Summary sections for the Funds, the first sentence under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of the Fund since January 2020.

4.	In the “Portfolio Managers” section of the Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of each Fund since January 2020. He joined the Adviser in 2020 and has over 15 years of experience in the investment management industry. Previously, he was a Vice President in the Institutional ETF Group and a member of the ETF Capital Markets Group at State Street Global Advisors (2010-2019); and an ETF trader at Goldman Sachs & Co (2005-2010). Mr. Maund graduated with a bachelor’s degree in economics from Wesleyan University.

5.	In the “Portfolio Managers” section of the Statement of Additional Information, the first paragraph is deleted in its entirety and replaced with the following:

James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of each Fund since January 2020. He joined the Adviser in 2020 and has over 15 years of experience in the investment management industry. Previously, he was a Vice President in the Institutional ETF Group and a member of the ETF Capital Markets Group at State Street Global Advisors (2010-2019); and an ETF trader at Goldman Sachs & Co (2005-2010). Mr. Maund graduated with a bachelor’s degree in economics from Wesleyan University.

6.	In the “Portfolio Managers” section of the Statement of Additional Information, in the first paragraph under the “Portfolio Manager Fund Ownership” heading, the reference to Mr. Schlarbaum is deleted and the following table is added after the paragraph:

Krane’s Portfolio Managers
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
James Maund*	KFA Large Cap Quality Dividend Index ETF	None
	KFA Small Cap Quality Dividend Index ETF	None

* The information is as of January 10, 2020.

7.	In the “Portfolio Managers” section of the Statement of Additional Information, the row pertaining to Mark Schlarbaum in the table under the “Other Accounts” heading is deleted in its entirety and replaced with the following:

Krane’s Portfolio Managers*
Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
James Maund*	10	$2,352.9	1	$52.5	0	$0

* The information is as of January 10, 2020. None of the accounts paid advisory fees based on the performance of the accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.